Subsequent Events (Details)	Mar. 14, 2025 USD ($)	Apr. 07, 2025	Mar. 31, 2025 $ / shares	Dec. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.04		$ 0.04
China, Yuan Renminbi
Subsequent Events [Line Items]
Exchange rate			7.2567
Average exchange rate			7.2308
United States of America, Dollars
Subsequent Events [Line Items]
Average exchange rate			1
Board of Governors of the Federal Reserve System [Member] | United States of America, Dollars
Subsequent Events [Line Items]
Exchange rate			1
Changzhou EZGO [Member]
Subsequent Events [Line Items]
Capital contribution (in Dollars) | $	$ 3,000,000
Maximum [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.04
Minimum [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 1
Changzhou EZGO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of ownership interest		4.762%